Stock-Based Compensation - Restricted Stock Units Textual (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 26, 2022 USD ($) installment	Nov. 26, 2022 USD ($) installment	Feb. 26, 2022 USD ($) installment
Cash-Settled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU liability	$ 0.9	$ 0.9
Payment for RSUs	0.6	$ 0.6
2012 and 2018 Incentive Compensation Plans | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencement (in years)		1 year	1 year
Unrecognized compensation expense			$ 29.7
Period for recognition, weighted average period (in years)			1 year 10 months 24 days
2012 and 2018 Incentive Compensation Plans | Share-Settled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	8.9	$ 8.9
Period for recognition, weighted average period (in years)		1 year 6 months
2012 and 2018 Incentive Compensation Plans | Cash-Settled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3.8	$ 3.8
Period for recognition, weighted average period (in years)		2 years 2 months 12 days
2012 and 2018 Incentive Compensation Plans | Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment	1	1	1
Vesting period commencement (in years)		1 year
2012 and 2018 Incentive Compensation Plans | Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment	3	3	3
Vesting period commencement (in years)		3 years